UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Habrok Capital Management LLP
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Address:    6th Floor, 103 Mount Street
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            London, United Kingdom W1K 2TJ
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Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Evans
           --------------------------------------------------
Title:       General Counsel and Compliance Officer
           --------------------------------------------------
Phone:       44-20-7851-3924
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ JOHN EVANS                   London, United Kingdom      November 10, 2011
-----------------------          -----------------------     -----------------
[Signature]                        [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          13
                                               -------------

Form 13F Information Table Value Total:         $340,627
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name


NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BERKSHIRE HATHAWAY INC DEL   CL A           084670108    2,136        20 SH       SOLE                       20      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   99,619 1,402,300 SH       SOLE                1,402,300      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR  16949N109    3,915   285,985 SH       SOLE                  285,985      0    0
DISNEY WALT CO               COM DISNEY     254687106   24,520   813,000 SH       SOLE                  813,000      0    0
DYNEGY INC DEL               COM            26817G300   36,553 8,872,000 SH       SOLE                8,872,000      0    0
HARRY WINSTON DIAMOND CORP   COM            41587B100   12,527 1,227,900 SH       SOLE                1,227,900      0    0
MICROSOFT CORP               COM            594918104   24,392   980,000 SH       SOLE                  980,000      0    0
PHILIP MORRIS INTL INC       COM            718172109   18,714   300,000 SH       SOLE                  300,000      0    0
PROMOTORA DE INFORMACIONES S ADR CL B CONV  74343G303    2,744   619,509 SH       SOLE                  619,509      0    0
ROYAL CARIBBEAN CRUISES LTD  COM            V7780T103    9,305   430,000 SH       SOLE                  430,000      0    0
SHAW GROUP INC               COM            820280105    9,218   424,000 SH       SOLE                  424,000      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107   51,392   325,100 SH       SOLE                  325,100      0    0
WELLS FARGO & CO NEW         COM            949746101   45,592 1,890,200 SH       SOLE                1,890,200      0    0